Schedule II	12 Months Ended
Mar. 31, 2011
Valuation And Qualifying Accounts
Schedule II

Schedule II

HITACHI, LTD.

AND SUBSIDIARIES

Valuation and Qualifying Accounts

Years ended March 31, 2011, 2010 and 2009

(In millions of yen)

	Balance at beginning of period	Charged to income	Bad debts written off	Balance at end of period
Year ended March 31, 2011
Allowance for doubtful receivables	43,923	998	(7,881)	37,040

Year ended March 31, 2010
Allowance for doubtful receivables	46,916	8,791	(11,784)	43,923

Year ended March 31, 2009
Allowance for doubtful receivables	40,903	10,900	(4,887)	46,916

Note:

The Company has amended the activity columns of Schedule II to correct an immaterial classification error from the prior year. The amounts in the "Charged to income" and "Bad debts written off" columns for the year ended March 31, 2010 have been increased by ¥8,676 million. This amendment did not impact the beginning or ending allowance for doubtful receivables balance and did not impact the amounts recorded in the consolidated financial statements of the Company.